Expense Example, No Redemption - THE GABELLI VALUE 25 FUND INC.	Apr. 30, 2025 USD ($)
THE GABELLI VALUE 25 FUND INC. Class AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	793
Expense Example, No Redemption, 10 Years	1,736
THE GABELLI VALUE 25 FUND INC. CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	714
Expense Example, No Redemption, 3 Years	1,007
Expense Example, No Redemption, 5 Years	1,321
Expense Example, No Redemption, 10 Years	2,210
THE GABELLI VALUE 25 FUND INC. CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,179
Expense Example, No Redemption, 10 Years	2,533
THE GABELLI VALUE 25 FUND INC. CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	361
Expense Example, No Redemption, 5 Years	640
Expense Example, No Redemption, 10 Years	$ 1,436